Capital Stock and Changes in Capital Accounts - Series C Preferred Stock (Details)		9 Months Ended
	Nov. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Nov. 30, 2021 $ / shares
Class of Stock [Line Items]
Preferred stock, shares issued		510,000
Preferred stock, shares outstanding		510,000
Preferred stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Diana Shipping Inc
Class of Stock [Line Items]
Cumulative preferred dividend rate	8.00%
Conversion price | $ / shares	$ 6.50
Trading day trailing VWAP of common shares | $	10
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000
Preferred stock, par value | $ / shares		$ 0.01
Preferred stock, liquidation preference | $		$ 1,000,000
Cumulative preferred dividend rate	8.00%
Conversion price | $ / shares	$ 6.50
Dividends on preferred stock | $		$ 69,000
Series C Preferred Stock | Diana Shipping Inc
Class of Stock [Line Items]
Trading day trailing VWAP of common shares | D		10
Maximum percentage of outstanding common shares that can be held by related party after share conversion		49.00%
Series A Participating Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, liquidation preference | $		$ 1,000,000